Premises and equipment	12 Months Ended
Mar. 31, 2015
Premises and equipment

6. Premises and equipment

Premises and equipment at March 31, 2014 and 2015 consist of the following:

	2014	2015
	(in millions of yen)
Land	410,739	563,295
Buildings	800,680	822,229
Equipment and furniture	435,655	450,656
Leasehold improvements	92,052	82,610
Construction in progress	35,789	14,745
Software	725,287	862,353

Total	2,500,202	2,795,888
Less: Accumulated depreciation and amortization	1,143,608	1,163,403

Premises and equipment—net	1,356,594	1,632,485

Depreciation and amortization expense for premises and equipment for the fiscal years ended March 31, 2013, 2014 and 2015 was ¥151,550 million, ¥155,549 million and ¥161,152 million, respectively.

Premises and equipment under capital leases, which is primarily comprised of data processing equipment, amounted to ¥51,681 million and ¥58,783 million at March 31, 2014 and 2015, respectively. Accumulated depreciation and amortization on such premises and equipment at March 31, 2014 and 2015 amounted to ¥28,209 million and ¥33,249 million, respectively.